CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position
Number of shares issued	189,995,563	170,537,307
Number of shares outstanding	189,995,563	170,537,307